Note 4 - Acquisitions (Details Textual) $ in Thousands		12 Months Ended
	Jun. 21, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Number of Businesses Acquired		15	12
Business Combination, Acquisition Related Costs		$ 5,884	$ 4,671
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability		(962)	(1,383)
Business Acquisition, Goodwill, Expected Tax Deductible Amount		6,911	26,401
Business Combination, Contingent Consideration, Liability, Total		14,423
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, Low		13,187
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High		15,514
Contingent Consideration Paid		10,056	9,245
Fair Value, Inputs, Level 3 [Member]
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability		(503)	(167)
Business Combination, Contingent Consideration, Liability, Total		$ 14,423	$ 13,286
FirstService Residential Segment [Member]
Number of Businesses Acquired		3	3
FirstService Brands Segment [Member]
Number of Businesses Acquired		12	9
FirstService Brands Segment [Member] | Global Restoration [Member]
Business Combination, Acquisition Related Costs	$ 2,158
Business Acquisition, Goodwill, Expected Tax Deductible Amount		$ 0
FirstService Brands Segment [Member] | Global Restoration [Member] | The Term Loan [Member]
Business Combination, Consideration Transferred, Liabilities Incurred	$ 440,000
FirstService Brands Segment [Member] | Independent Restoration Companies [Member]
Number of Businesses Acquired		5
FirstService Brands Segment [Member] | California Closets [Member]
Number of Businesses Acquired		3	2
FirstService Brands Segment [Member] | Fire Protection Operations [Member]
Number of Businesses Acquired		2	3
FirstService Brands Segment [Member] | Paul Davis Restoration [Member]
Number of Businesses Acquired			3